Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Future minimum lease payments under operating lease agreements
2017	$ 3,528
2018	3,528
2019	3,528
2020	3,528
2021	3,528
Thereafter	52,920
Total minimum future lease payments	70,560
Sublease rental income	22,944
Rent expense under operating lease	4,051	$ 5,973	$ 6,182
Sublease income	$ 4,054